Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
	November 30, 2018	November 30, 2017
	$	$

Professional fees	229,170	400,796
Property taxes	-	111,970
Interest	17,413	54,110
Other	106,564	215,493
	353,147	782,369